Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Lease income—net investment in leases
Interest income		¥ 47,828	¥ 45,715
Other		1,926	2,044
Lease income – operating leases	[1]	309,624	310,848
Total lease income		¥ 359,378	¥ 358,607
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥23,587 million and ¥0 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥21,059 million and ¥0 million, for the six months ended September 30, 2024 and 2025, respectively.